Statements of Operations - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenues:
Cryptocurrency mining	$ 435,740	$ 249,819
Sales of cryptocurrency mining equipment	18,430	29,324
Total revenues	454,170	279,143
Cost of revenues	996,409	1,005,479
Gross loss	(542,239)	(726,336)
Operating expenses:
General and administrative	472,399	1,823,523
Impairment of assets	0	2,097,930
Total operating expenses	472,399	3,921,453
Loss from operations	(1,014,638)	(4,647,789)
Other income (expense):
Interest expense	(655,199)	(214,373)
Realized loss on sale of investments	733	32,770
Unrealized gain on investments	6,617	0
Change in fair value of derivative liabilities	782,258	(2,468,339)
Loss on disposition of property and equipment	162,451	0
Loss on conversion of debt	(4,592)	0
Digital currency theft loss	33,037	0
Loss on settlement of warrants	0	500,000
Loss on exchange of Series B preferred stock	0	1,650,000
Total other income (expense)	(67,137)	(4,865,482)
Loss before income taxes	(1,081,775)	(9,513,271)
Provision for income taxes	0	0
Net loss	$ (1,081,775)	$ (9,513,271)
Net loss per common share, basic and diluted	$ (0.02)	$ (0.70)
Weighted average number of common shares outstanding, basic and diluted	65,389,138	13,665,421